DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

December 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 184 to the Registration Statement on Form N-1A of DWS ESG Global Bond Fund (the “Fund”), a series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 184 under the Securities Act of 1933 (the “Securities Act”) to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for the purpose of reflecting enhancements to the Advisor’s ESG methodology to include internal research-based assessments. Pursuant to Rule 485(a)(1), the Corporation has designated on the facing page of the Amendment that it will become effective on March 1, 2022. No fees are required in connection with this filing.

Please be advised that, on behalf of the Fund, in accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Securities and Exchange Commission (the “Commission”). Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that reflects enhancements to the foregoing ESG methodology in the Fund’s “Principal Investment Strategies” section. Other than this item, the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

The Staff last reviewed the Fund’s “Principal Investment Strategies” disclosure in Post-Effective Amendment No. 180 under the Securities Act, filed with the Commission on December 3, 2020. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on January 28, 2021 in Post-Effective Amendment No. 181 under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/ Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.